MML SERIES INVESTMENT FUND

Supplement dated July 16, 2012 to the

Prospectus dated May 1, 2012 and the

MML Foreign Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found under Portfolio Managers in the section titled Management (on page 43 in the Prospectus) for the MML Foreign Fund:

Portfolio Managers:

Cindy L. Sweeting, CFA is an Executive Vice President and Director of Portfolio Management at Templeton. She has managed the Fund since June 2012.

The information for Gary P. Motyl, CFA is hereby deleted.

The following information supplements information for the MML Foreign Fund found under the heading Subadvisers and Portfolio Managers (on pages 104-105 in the Prospectus) in the section titled Management of the Funds:

Cindy L. Sweeting, CFA

is a portfolio manager of the MML Foreign Fund. Ms. Sweeting is an Executive Vice President and Director of Portfolio Management for the Templeton Global Equity Group. She has portfolio management responsibility for institutional separate account relationships with both global and international mandates. Ms. Sweeting joined Templeton in 1997 and has 28 years of experience in the investment industry.

The information for Gary P. Motyl, CFA is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-12-01

12-01

MML SERIES INVESTMENT FUND

Supplement dated July 16, 2012 to the

Statement of Additional Information dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for Templeton Investment Counsel, LLC found on page B-182 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of MML Foreign are Peter A. Nori, Cindy L. Sweeting, and Heather Waddell.

The following information supplements the information for the MML Foreign Fund found on page B-182 in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Cindy L. Sweeting
Registered investment companies**	11	$10,506.1 million	0	$0
Other pooled investment vehicles	1	$595.4 million	0	$0
Other accounts	20	$5,496.7 million	0	$0

*	The information provided is as of May 31, 2012.
**	Does not include MML Foreign.

Ownership of Securities:

As of May 31, 2012, Cindy L. Sweeting did not own any shares of MML Foreign.

The information for Gary P. Motyl, CFA is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-12-02